Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands	Apr. 21, 2021 USD ($)	Apr. 16, 2021 USD ($)	Apr. 13, 2021 USD ($) $ / shares shares	May 01, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)
Subsequent Event [Line Items]
Increase in common stock repurchase program, authorized amount					$ 50,000	$ 25,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Depositary shares issued | shares			6,000,000
Fixed-to-floating rate of cumulative redeemable perpetual preference shares			7.00%
Depositary shares, interest in corresponding series of preferred stock			0.001
Depositary per share equivalent to liquidation preference per share | $ / shares			$ 25.00
Proceeds from issuance of depositary shares			$ 144,875
Bankruptcy settlement amount received in cash	$ 77
Bankruptcy settlement amount received in stock value		$ 5,789
Increase in common stock repurchase program, authorized amount				$ 50,000
Subsequent Event [Member] | TMCL VII 2021-2 Bonds | Class A Secured Debt Facility
Subsequent Event [Line Items]
Bonds issued	605,000
Subsequent Event [Member] | TMCL VII 2021-2 Bonds | Class B Secured Debt Facility
Subsequent Event [Line Items]
Bonds issued	$ 46,000
Subsequent Event [Member] | Series A Preferred Shares
Subsequent Event [Line Items]
Preferred stock, par value Per Share | $ / shares			$ 0.01
Preferred stock, liquidation preference per share | $ / shares			$ 25,000
Dividend rate			7.00%